Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Changes in property and equipment [Line Items]
Beginning balance	₩ 152,743,194		₩ 150,882,414
Effect of change in accounting policy	4,947,947		0
Acquisitions	14,221,355		12,266,870
Disposals	(964,308)		(909,211)
Depreciation	(10,966,756)		(9,904,933)
Impairment	(50,036)	[1],[2]	(710,164)	[3]	₩ (51,067)
Others	4,770,431	[4],[5]	1,118,218
Ending balance	164,701,827		152,743,194		150,882,414
Land
Changes in property and equipment [Line Items]
Beginning balance	13,532,324		13,296,574
Effect of change in accounting policy	684,386
Acquisitions	8,717
Ending balance	13,826,246		13,532,324		13,296,574
Land | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	13,554,292		13,318,542
Effect of change in accounting policy	0		0
Acquisitions	40,752		2,254
Disposals	(29,205)		(18,240)
Depreciation	0		0
Impairment	(25,626)	[1],[2]	0	[3]
Others	307,850	[4],[5]	251,736
Ending balance	13,848,063		13,554,292		13,318,542
Land | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	13,554,292		13,318,542
Ending balance	13,848,063		13,554,292		13,318,542
Land | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(21,968)		(21,968)
Effect of change in accounting policy	0		0
Acquisitions	0		0
Disposals	151		0
Depreciation	0		0
Impairment	0	[1],[2]	0	[3]
Others	0	[4],[5]	0
Ending balance	(21,817)		(21,968)		(21,968)
Buildings
Changes in property and equipment [Line Items]
Beginning balance	11,870,502		11,870,502
Effect of change in accounting policy	36,874
Acquisitions	18,106
Ending balance	12,383,786		11,870,502		11,870,502
Buildings | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	11,933,691		12,053,526
Effect of change in accounting policy	0		0
Acquisitions	3,195		10,156
Disposals	(23,409)		(8,545)
Depreciation	(821,680)		(767,845)
Impairment	(1,293)	[1],[2]	(1,896)	[3]
Others	1,355,202	[4],[5]	648,295
Ending balance	12,445,706		11,933,691		12,053,526
Buildings | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	19,431,536		18,777,678
Ending balance	20,756,351		19,431,536		18,777,678
Buildings | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(7,494,176)		(6,722,376)
Ending balance	(8,305,683)		(7,494,176)		(6,722,376)
Buildings | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(3,669)		(1,776)
Ending balance	(4,962)		(3,669)		(1,776)
Buildings | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(63,189)		(63,539)
Effect of change in accounting policy	0		0
Acquisitions	(592)		(4,213)
Disposals	0		31
Depreciation	6,214		6,836
Impairment	0	[1],[2]	0	[3]
Others	(4,353)	[4],[5]	(2,304)
Ending balance	(61,920)		(63,189)		(63,539)
Structures
Changes in property and equipment [Line Items]
Beginning balance	42,520,941		43,908,364
Effect of change in accounting policy	20,840
Acquisitions	7,358
Ending balance	44,992,316		42,520,941		43,908,364
Structures | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	42,711,795		44,104,778
Effect of change in accounting policy	0		0
Acquisitions	1,663		11,123
Disposals	(470,230)		(587,278)
Depreciation	(2,399,283)		(2,476,278)
Impairment	(1,234)	[2]	(360)	[3]
Others	5,336,159	[4],[5]	1,659,810
Ending balance	45,178,870		42,711,795		44,104,778
Structures | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	66,335,506		66,184,484
Ending balance	70,900,343		66,335,506		66,184,484
Structures | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(23,615,312)		(22,071,667)
Ending balance	(25,711,840)		(23,615,312)		(22,071,667)
Structures | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(8,339)		(8,039)
Ending balance	(9,633)		(8,339)		(8,039)
Structures | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(190,854)		(196,414)
Effect of change in accounting policy	0		0
Acquisitions	0		0
Disposals	2,405		3,270
Depreciation	9,373		10,292
Impairment	0	[2]	0	[3]
Others	(7,478)	[4],[5]	(8,002)
Ending balance	(186,554)		(190,854)		(196,414)
Machinery
Changes in property and equipment [Line Items]
Beginning balance	47,283,353		46,692,610
Effect of change in accounting policy	0
Acquisitions	1,308
Ending balance	49,748,393		47,283,353		46,692,610
Machinery | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	47,456,595	[6]	46,875,798
Effect of change in accounting policy	0		0	[6]
Acquisitions	326,606		460,676	[6]
Disposals	(248,951)		(250,159)	[6]
Depreciation	(5,452,669)		(4,973,252)	[6]
Impairment	(12,247)	[2]	(393,839)	[3],[6]
Others	7,837,966	[4],[5]	5,737,371	[6]
Ending balance	49,907,300		47,456,595	[6]	46,875,798
Machinery | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	82,047,823		75,826,292
Ending balance	89,224,339		82,047,823		75,826,292
Machinery | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(34,151,878)		(28,904,982)
Ending balance	(38,865,392)		(34,151,878)		(28,904,982)
Machinery | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(439,350)		(45,512)
Ending balance	(451,647)		(439,350)		(45,512)
Machinery | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(173,242)		(183,188)
Effect of change in accounting policy	0		0
Acquisitions	(1,050)		(1,185)
Disposals	635		823
Depreciation	17,993		18,099
Impairment	0	[2]	0	[3]
Others	(3,243)	[4],[5]	(7,791)
Ending balance	(158,907)		(173,242)		(183,188)
Ships
Changes in property and equipment [Line Items]
Beginning balance	302		403
Effect of change in accounting policy	3,986,947
Acquisitions	126,807
Ending balance	201		302		403
Ships | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	302		403
Effect of change in accounting policy	0		0
Acquisitions	0		0
Disposals	0		0
Depreciation	(100)		(103)
Impairment	0	[2]	0	[3]
Others	(1)	[5]	2
Ending balance	201		302		403
Ships | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	3,655		4,175
Ending balance	3,104		3,655		4,175
Ships | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(3,353)		(3,772)
Ending balance	(2,903)		(3,353)		(3,772)
Vehicles
Changes in property and equipment [Line Items]
Beginning balance	67,969		74,716
Effect of change in accounting policy	11,258
Acquisitions	9,559
Ending balance	68,310		67,969		74,716
Vehicles | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	72,189		81,038
Effect of change in accounting policy	0		0
Acquisitions	3,789		2,774
Disposals	4,558		(402)
Depreciation	(33,650)		(32,620)
Impairment	0	[1],[2]	0	[3]
Others	23,699	[5]	21,399
Ending balance	70,585		72,189		81,038
Vehicles | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	287,954		276,425
Ending balance	309,829		287,954		276,425
Vehicles | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(215,649)		(195,260)
Ending balance	(239,128)		(215,649)		(195,260)
Vehicles | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(116)		(127)
Ending balance	(116)		(116)		(127)
Vehicles | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(4,220)		(6,322)
Effect of change in accounting policy	0		0
Acquisitions	(228)		(45)
Disposals	5		0
Depreciation	2,170		2,146
Impairment	0	[1],[2]	0	[3]
Others	(2)	[5]	1
Ending balance	(2,275)		(4,220)		(6,322)
Equipment
Changes in property and equipment [Line Items]
Beginning balance	382,441		419,911
Ending balance	373,874		382,441		419,911
Equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	382,859		420,672
Effect of change in accounting policy	0		0
Acquisitions	47,532		36,884
Disposals	(162)		(265)
Depreciation	(199,376)		(187,821)
Impairment	(227)	[1],[2]	(36)	[3]
Others	143,489	[4],[5]	113,425
Ending balance	374,115		382,859		420,672
Equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	1,558,309		1,440,870
Ending balance	1,716,210		1,558,309		1,440,870
Equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(1,175,408)		(1,020,192)
Ending balance	(1,342,053)		(1,175,408)		(1,020,192)
Equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(42)		(6)
Ending balance	(42)		(42)		(6)
Equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(418)		(761)
Effect of change in accounting policy	0		0
Acquisitions	(81)		(22)
Disposals	0		0
Depreciation	262		365
Impairment	0	[1],[2]	0	[3]
Others	(4)	[4],[5]	0
Ending balance	(241)		(418)		(761)
Tools
Changes in property and equipment [Line Items]
Beginning balance	192,000		199,636
Ending balance	163,661		192,000		199,636
Tools | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	192,675		200,663
Effect of change in accounting policy	0		0
Acquisitions	20,956		12,331
Disposals	(31)		(268)
Depreciation	(87,708)		(83,283)
Impairment	0	[1],[2]	(6)	[3]
Others	38,172	[4],[5]	63,238
Ending balance	164,064		192,675		200,663
Tools | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	1,073,145		1,010,537
Ending balance	1,098,127		1,073,145		1,010,537
Tools | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(880,432)		(809,842)
Ending balance	(934,023)		(880,432)		(809,842)
Tools | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(38)		(32)
Ending balance	(40)		(38)		(32)
Tools | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(675)		(1,027)
Effect of change in accounting policy	0		0
Acquisitions	0		(44)
Disposals	0		0
Depreciation	281		432
Impairment	0	[1],[2]	0	[3]
Others	(9)	[4],[5]	(36)
Ending balance	(403)		(675)		(1,027)
Construction in progress
Changes in property and equipment [Line Items]
Beginning balance	28,766,427		25,523,457
Ending balance	28,358,259		28,766,427		25,523,457
Construction in progress | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	28,821,167		25,572,541
Effect of change in accounting policy	0		0
Acquisitions	13,544,091		11,749,397
Disposals	(199,853)		(47,463)
Depreciation	0		0
Impairment	(8,828)	[1],[2]	(167,603)	[3]
Others	(13,737,107)	[4],[5]	(8,285,705)
Ending balance	28,419,470		28,821,167		25,572,541
Construction in progress | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	29,026,880		25,610,649
Ending balance	28,584,806		29,026,880		25,610,649
Construction in progress | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(205,713)		(38,108)
Ending balance	(165,336)		(205,713)		(38,108)
Construction in progress | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(54,740)		(49,084)
Effect of change in accounting policy	0		0
Acquisitions	12,338		(23,895)
Disposals	0		0
Depreciation	0		0
Impairment	0	[1],[2]	0	[3]
Others	(18,809)	[4],[5]	18,239
Ending balance	(61,211)		(54,740)		(49,084)
Finance lease assets
Changes in property and equipment [Line Items]
Beginning balance	195,704		297,652
Ending balance	0		195,704		297,652
Finance lease assets | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	195,730		297,679
Effect of change in accounting policy	(195,730)		0
Acquisitions	0		0
Disposals	0		0
Depreciation	0		(101,888)
Impairment	0	[1],[2]	0	[3]
Others	0	[4],[5]	(61)
Ending balance	0		195,730		297,679
Finance lease assets | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	2,390,701		2,390,680
Ending balance	0		2,390,701		2,390,680
Finance lease assets | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(2,194,971)		(2,093,001)
Ending balance	0		(2,194,971)		(2,093,001)
Finance lease assets | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(26)		(27)
Effect of change in accounting policy	26		0
Acquisitions	0		0
Disposals	0		0
Depreciation	0		1
Impairment	0	[1],[2]	0	[3]
Others	0	[4],[5]	0
Ending balance	0		(26)		(27)
Right-of-use assets
Changes in property and equipment [Line Items]
Beginning balance	0		0
Ending balance	4,783,573		0		0
Right-of-use assets | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	0		0
Effect of change in accounting policy	5,143,651		0
Acquisitions	220,996		0
Disposals	0		0
Depreciation	(581,074)		0
Impairment	0	[1],[2]	0	[3]
Others	0	[4],[5]	0
Ending balance	4,783,573		0		0
Right-of-use assets | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	0		0
Ending balance	7,574,010		0		0
Right-of-use assets | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	0		0
Ending balance	(2,790,437)		0		0
Right-of-use assets | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0		0
Ending balance	0		0		0
Retirements, property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	5,571,754		6,039,484
Ending balance	7,374,527		5,571,754		6,039,484
Retirements, property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	5,571,754		6,039,484
Effect of change in accounting policy	0		0
Acquisitions	0		1,988
Disposals	0		0
Depreciation	(626,856)		(610,435)
Impairment	0	[1],[2]	(146,424)	[3]
Others	2,429,629	[4],[5]	287,141
Ending balance	7,374,527		5,571,754		6,039,484
Retirements, property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	9,424,181		9,395,821
Ending balance	11,690,188		9,424,181		9,395,821
Retirements, property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(3,706,004)		(3,356,337)
Ending balance	(4,169,238)		(3,706,004)		(3,356,337)
Retirements, property, plant and equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(146,423)		0
Ending balance	(146,423)		(146,423)		0
Other property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance			2,439,620
Ending balance	2,628,681				2,439,620
Other property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	2,359,477		2,439,620
Effect of change in accounting policy	0		0
Acquisitions	1,388		8,691
Disposals	(221)		(715)
Depreciation	(800,653)		(709,579)
Impairment	(581)	[1],[2]	0	[3]
Others	1,069,271	[4],[5]	621,460
Ending balance	2,628,681		2,359,477		2,439,620
Other property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	11,875,394		11,247,021
Ending balance	12,955,782		11,875,394		11,247,021
Other property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(9,515,917)		(8,807,401)
Ending balance	₩ (10,327,101)		₩ (9,515,917)		₩ (8,807,401)

[1]	As described in Note 2, the Company recognized impairment loss of KRW3,819 million related to Wolsong unit 1, Shin-Hanul unit 3 and 4 and reversal of impairment loss of KRW16,693 million related to Wolsong unit 1.
[2]	KEPCO Bylong Australia Pty., Ltd., 100% owned subsidiary, performed an impairment test over its land and others. The Company recognized the amount of the carrying amount in excess of its recoverable amount as an impairment loss.
[3]	Korea Hydro & Nuclear Power Co., Ltd. And Korea Western Power Co., Ltd., 100% owned subsidiaries, have determined that there are impairment indicators for the shutdowns of certain power generation units and fire, and performed an impairment test over the individual assets. As a result, the Company recognized the amount of the carrying amount in excess of its recoverable amount as an impairment loss in the consolidated statements of comprehensive income.
[4]	'Others' include immaterial amounts which have been reclassed from Construction-in-progress to other assets in the current period to reflect assets that had finished construction in the prior periods.
[5]	'Others' include the amounts of assets acquired by the business combination. (see Note 51)
[6]	As described in Note 26, the amount of acquisition of machinery includes KRW204,787 million of that the Company believes the possibility of economic benefit outflow is probable on the request for additional construction costs of Hyundai E&C, GS Engineering & Construction Corp. and Hansol SeenTec Co., Ltd.